BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Schedule of changes in Level 3 items in financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets
Opening balance	$ 8,396.1
Closing balance	10,064.4	$ 8,396.1
Liabilities
Opening balance	3,387.7
Closing balance	4,243.5	3,387.7
Level 3 | Contingent consideration related to acquisitions
Liabilities
Opening balance	0.0	0.0
Additions	20.0	0.0
Disposals	0.0	0.0
Gains recognized in OCI		0.0
Exchange rate losses	0.0	0.0
Closing balance	20.0	0.0
Unlisted equity securities | Level 3
Assets
Opening balance	12.6	9.2
Additions	1.8	0.0
Disposals	0.0	0.0
Gains recognized in OCI		3.5
Exchange rate losses	(0.1)	0.0
Closing balance	14.3	12.6
Promissory notes | Level 3
Assets
Opening balance	11.2	6.8
Additions	29.5	54.0
Disposals	(37.0)	(48.9)
Gains recognized in OCI		0.0
Exchange rate losses	0.7	(0.7)
Closing balance	4.4	11.2
Available for sale receivables | Level 3
Assets
Opening balance	36.2	2.6
Additions	86.5	318.1
Disposals	(64.2)	(284.5)
Gains recognized in OCI		0.0
Exchange rate losses	0.0	0.0
Closing balance	$ 58.5	$ 36.2